Balance Sheet Details - Schedule of Inventories (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
Balance Sheet Related Disclosures [Abstract]
Raw materials	$ 30,000	$ 39,000
Finished goods	147,000	158,000
Inventory, net	$ 177,000	$ 197,000